Fair Value of Financial Instruments and Derivative Instruments - Amount of (Loss) / Gain Recognized on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (loss) on derivatives	$ (1,303)	$ (121)	$ 18
Forward Freight | Other Expense Income On Derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (loss) on derivatives	(174)	0	0
Foreign Currency | Other Expense Income On Derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (loss) on derivatives	99	0	0
Interest Rate Contract | Other Expense Income On Derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (loss) on derivatives	(1,379)	0	18
Bunker Fuel Contracts | Other Expense Income On Derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (loss) on derivatives	$ 151	$ (121)	$ 0